INVESTMENT IN EQUITY SECURITIES (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Oct. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 115.00	$ 115.00		$ 115.00		$ 115.00			$ 115.00
Proceeds from issuance or sale of equity									$ 10,075,002
Realized loss				$ (84,626)		$ (179,805)
Second Tranche [Member] | Common Stock [Member]
[custom:OptionToAcquireInitialInvestment-0]	10,000,000	10,000,000							10,000,000
Warrants to acquire ordinary shares	20,000,000	20,000,000							20,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.40	$ 0.40							$ 0.40
QX Resources Limited [Member]
Ordinary shares	10,000,000	10,000,000	13,949,579						10,000,000
Total equity percentage	6.00%	6.00%	1.26%						6.00%
Investments	$ 1,600,000	$ 1,600,000	$ 200,000						$ 1,600,000
Debt description	This investment in the ordinary shares of IRIS Metals allows the Company to explore strategic partnership with, or investment in, IRIS Metals, including without limitation, a commercial off take arrangement for battery grade lithium production, financing or other investments in IRIS Metals or its affiliates. No formal off take agreement has been executed as at December 31, 2024. Further no material expenses have been incurred towards due diligence during the year ended December 31, 2024.	This investment in the ordinary shares of IRIS Metals allows the Company to explore a strategic partnership with, or investment in, IRIS Metals, including, without limitation, a potential commercial off-take arrangement for battery grade lithium production, financing or other investments in IRIS Metals or its affiliates. No formal off-take agreement has been executed as of September 30, 2025. Further, no material expenses have been incurred toward due diligence during the three and nine months ended September 30, 2025.	This investment in the ordinary shares of QXR has been made for strategic purposes and specifically with an intention to gain access for conducting feasibility studies for the production of lithium products from the lithium brine surface anomaly identified over the 102 square-kilometer Liberty Lithium Brine Project in SaltFire Flat, California, for which QXR has a binding option to purchase agreement and operating agreement to earn a 75% interest from IGL (“the Earn-in Venture”). The Company is not a direct party to the Earn-in Venture and accordingly has no direct or indirect economic or controlling interest either in the Project or in any of the associated rights originating from the Earn-in Venture held by QXR.
Initial recognition fair value	$ 34,707	$ 34,707		45,908		45,908		$ 218,556	34,707
Principal investment gain (loss)				27,680	$ 11,678	11,201	$ 150,994	$ 18,556	183,849
IRIS Metal Limited [Member]
Initial recognition fair value	$ 1,461,715	$ 1,461,715							1,461,715
Principal investment gain (loss)						711,655			$ 138,285
Proceeds from issuance or sale of equity						570,255
Realized loss				84,626		$ 179,805
Cost of shares sold				$ 750,060